Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: June 10, 2026

Payment Date	6/15/2026
Collection Period Start	5/1/2026
Collection Period End	5/31/2026
Interest Period Start	5/15/2026
Interest Period End	6/14/2026

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$—	$—	$—	—	Oct-26
Class A-2b Notes	$—	$—	$—	—	Oct-26
Class A-3 Notes	$179,084,478.73	$17,551,800.03	$161,532,678.70	0.408158	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$276,114,478.73	$17,551,800.03	$258,562,678.70

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$300,735,995.89	$281,607,916.31	0.229141
YSOC Amount	$21,801,308.87	$20,225,029.32
Adjusted Pool Balance	$278,934,687.02	$261,382,886.99
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$—	5.91000%	30/360	$—
Class A-2b Notes	$—	4.23285%	ACT/360	$—
Class A-3 Notes	$179,084,478.73	5.82000%	30/360	$868,559.72
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$276,114,478.73			$1,305,638.56

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$300,735,995.89	$281,607,916.31
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$278,934,687.02	$261,382,886.99
Number of Receivables Outstanding	27,094	26,331
Weighted Average Contract Rate	5.24%	5.25%
Weighted Average Remaining Term (months)	26.9	26.0

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,286,315.12
Principal Collections	$18,903,277.19
Liquidation Proceeds	$157,121.41
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$20,346,713.72
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$20,346,713.72

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$250,613.33	$250,613.33	$—	$—	$20,096,100.39
Interest - Class A-1 Notes	$—	$—	$—	$—	$20,096,100.39
Interest - Class A-2a Notes	$—	$—	$—	$—	$20,096,100.39
Interest - Class A-2b Notes	$—	$—	$—	$—	$20,096,100.39
Interest - Class A-3 Notes	$868,559.72	$868,559.72	$—	$—	$19,227,540.67
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$18,925,138.34
First Allocation of Principal	$—	$—	$—	$—	$18,925,138.34
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$18,880,246.17
Second Allocation of Principal	$—	$—	$—	$—	$18,880,246.17
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$18,835,354.00
Third Allocation of Principal	$3,461,591.74	$3,461,591.74	$—	$—	$15,373,762.26
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,328,870.09
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,058,870.09
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,058,870.09
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,238,661.80
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,238,661.80
Remaining Funds to Certificates	$1,238,661.80	$1,238,661.80	$—	$—	$—
Total	$20,346,713.72	$20,346,713.72	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$21,801,308.87
Increase/(Decrease)	$(1,576,279.55)
Ending YSOC Amount	$20,225,029.32

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$278,934,687.02	$261,382,886.99
Note Balance	$276,114,478.73	$258,562,678.70
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.08%	17	$224,802.39
Liquidation Proceeds of Defaulted Receivables[2]	0.06%	134	$157,121.41
Monthly Net Losses (Liquidation Proceeds)			$67,680.98
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.24)%
Second Preceding Collection Period			0.05%
Preceding Collection Period			0.19%
Current Collection Period			0.28%
Four-Month Average Net Loss Ratio			0.07%
Cumulative Net Losses for All Periods			$3,172,645.06
Cumulative Net Loss Ratio			0.26%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.32%	61	$900,410.30
60-89 Days Delinquent	0.13%	26	$356,302.00
90-119 Days Delinquent	0.01%	3	$40,732.73
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.46%	90	$1,297,445.03

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$50,398.10
Total Repossessed Inventory		9	$131,144.07

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		29	$397,034.73
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.09%
Second Preceding Collection Period			0.08%
Preceding Collection Period			0.11%
Current Collection Period			0.14%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.41	0.15%	26	0.10%